UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898

The Value Line Cash Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
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(Address of principal executive offices) (Zip Code)

David T Henigson,Vice President,Treasurer,Principal Financial Officer
220 East 42nd Street, New York, N.Y.         10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item I.  Schedule of Investments

A copy of Schedule of Investments for
the period ended 9/30/06 is included with this Form.

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 2006
--------------------------------------------------------------------------------

   Principal                                                                              Maturity
    Amount                                                                     Yield+        Date          Value
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (48.7%)
$  5,000,000    Federal Home Loan Bank                                          5.50 (1)%   7/27/07    $  5,000,000
  12,801,000    Federal Home Loan Mortgage Corporation Discount Notes           4.97       10/17/06      12,770,987
  17,004,000    Federal Home Loan Mortgage Corporation Discount Notes           5.39        11/7/06      16,909,141
  10,000,000    Federal Home Loan Mortgage Corporation Discount Notes           5.25        6/29/07       9,619,200
  30,071,000    Federal National Mortgage Association Discount Notes            5.34       10/25/06      29,961,575
  12,290,000    Federal National Mortgage Association Discount Notes            5.34        2/28/07      11,984,713
------------                                                                                           ------------
  87,166,000    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Amortized Cost $86,246,616)
                                                                                Rate+                    86,245,616
                                                                               -------                 ------------
TAXABLE MUNICIPAL SECURITIES  (16.3%)
   6,900,000    Baltimore Maryland, Revenue, Baltimore Package Facilities,
                  FGIC Insured and SPA-Dexia Credit Local                       5.30(2)  10/5/06(3)       6,900,000
     400,000    California Housing Finance Agency, Home Mortgage,
                  Revenue, Ser. T, AMBAC Insured                                5.39(2)  10/4/06(3)         400,000
     735,000    California Housing Finance Agency, Multi-Family, Revenue,
                  Ser. H, SPA-FNMA Insured                                      5.39(2)  10/4/06(3)         735,000
   1,690,000    Colorado Housing & Finance Authority, Revenue, Refunding,
                  Ser. AA-1, SPA-Landesbank Hessen                              5.39(2)  10/4/06(3)       1,690,000
     770,000    Colorado Housing & Finance Authority, Revenue, Single Family
                  Mortgage, Refunding, Class I, Ser. C-1, SPA-Lloyds
                  TSB Bank PLC                                                  5.39(2)  10/4/06(3)         770,000
   3,755,000    Colorado Housing & Finance Authority, Revenue, Single Family
                  Mortgage, Refunding, Class I, Ser. C-2, SPA-Lloyds
                  TSB Bank PLC                                                  5.39(2)  10/4/06(3)       3,755,000
   2,000,000    Lower Colorado River Authority, Texas, Revenue, Commercial
                  Paper Notes, Ser. B, Guaranteed by Morgan Guaranty Trust      5.51        10/2/06       2,000,000
   4,985,000    Massachusetts State Housing Finance Agency, Revenue, Ser. A,
                  LOC-JP Morgan Chase Bank                                      5.30(2)  10/5/06(3)       4,985,000
   1,300,000    Sacramento County California Pension Funding, Revenue, Ser. B,
                  LOC-Bayerische Landesbank                                     5.39(2)  10/4/06(3)       1,300,000
   5,000,000    State of Texas, Veterans Housing Assistance, Refunding Bonds,
                  Series 1994 A-2 SPA-DEPFA Bank PLC                            5.30(2)  10/4/06(3)       5,000,000
   1,215,000    Utah Housing Corp., Single Family Mortgage Revenue, Class I,
                  Ser. F-2, SPA-Federal Home Loan Bank                          5.39(2)  10/4/06(3)       1,215,000
------------                                                                                           ------------
  28,750,000    TOTAL TAXABLE MUNICIPAL SECURITIES
                  (Amortized Cost $28,750,000)                                                           28,750,000
                                                                                                       ------------

REPURCHASE AGREEMENTS (4) (34.9%)
  20,600,000    With Morgan Stanley & Co., 4.90%, dated 9/29/06, due 10/2/06, delivery value $20,608,412 (collateralized by $16,670,000 U.S. Treasury Notes 13.25%,
                  due 5/15/14, with a value of $21,006,012)                                              20,600,000
  20,600,000    With State Street Bank & Trust, 4.70%, dated 9/29/06, due 10/2/06, delivery value $20,608,068 (collateralized by $17,140,000 U.S. Treasury Notes 7.25%,
                  due 5/15/16, with a value of $21,011,870)                                              20,600,000
  20,600,000    With UBS Securities, LLC, 4.95%, dated 9/29/06, due 10/2/06, delivery value
                  $20,608,498 (collateralized by $16,743,000 U.S. Treasury Notes 6.875%, due
                  8/15/25, with a value of $21,066,891)                                                  20,600,000
------------                                                                                           ------------
  61,800,000    TOTAL REPURCHASE AGREEMENTS
                (Amortized Cost $61,800,000)                                                             61,800,000
                                                                                                       ------------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.1%)                                      230,440
                                                                                                       ------------
                NET ASSETS  (100.0%)                                                                   $177,026,056
                                                                                                       ------------
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
                  ($177,026,056 / 177,041,748 shares outstanding)                                      $       1.00
                                                                                                       ------------

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(1) Step Bond - The rate shown is as of September 30, 2006 and will reset at a future date.
(2) The rate frequency for floating rate notes at September 30, 2006 is weekly.
(3)   The maturity date shown is the date of the next interest rate change.

The Value Line Cash Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

(4) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Item 2. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

      (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      ---------------------------------
      Jean B. Buttner, President

Date: November 27, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: November 27, 2006
      ------------------